Award Timing Disclosure	12 Months Ended
Dec. 27, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Since the establishment of an annual LTI program, the Compensation Committee has generally granted annual equity awards each year at its regularly scheduled Compensation Committee meeting in February or March. Awards may also be granted throughout the year, generally in instances of new hires, promotions, or to recognize exceptional performance. Although the Company does not currently grant stock options or stock appreciation rights, eligible employees may enroll to purchase shares of the Company’s Common Stock under the terms of our Employee Stock Purchase Plan, with purchase dates generally in early March and early September of each year. The Company may change these equity grant practices in the future. During 2025, the Compensation Committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	Since the establishment of an annual LTI program, the Compensation Committee has generally granted annual equity awards each year at its regularly scheduled Compensation Committee meeting in February or March. Awards may also be granted throughout the year, generally in instances of new hires, promotions, or to recognize exceptional performance. Although the Company does not currently grant stock options or stock appreciation rights, eligible employees may enroll to purchase shares of the Company’s Common Stock under the terms of our Employee Stock Purchase Plan, with purchase dates generally in early March and early September of each year. The Company may change these equity grant practices in the future.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During 2025, the Compensation Committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false